SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.
The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB1,478,466 and RMB2,275,924 as of September 30, 2018 and 2019, respectively. Net cash used in operating activities were
RMB43,589,

RMB117,048 and RMB88,189

for the years ended September 30,
 2017,
2018 and 2019, respectively. As of September 30, 2018 and 2019, current liabilities exceeded current assets by RMB1,521,944 and RMB1,100,604, respectively. These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.
These factors are mitigated by the following plans and actions:

•	In November 2019, the Group completed its initial public offering (IPO) on the Nasdaq G lob a l Market for a net offering size of appro ximately US$ 44,534 ( equivalent to RMB318,316 ) ;

•	In December 2019, the Group obtained a US$35,000 non-revolving short-term credit facility ending September 30, 2020 with 6% interest rate per annum from a third party investment company ;

•
The Group has cooperated with a rental service company owned by a bank to source and renovate apartments under capital lease and other financing arrangements which has substantially reduced the need for additional capital expenditures for apartment renovations. The contractual arrangement is with a five year’s term through August 2023. The Group believes it will continue to cooperate with this rental service company and reduce the needs to use the rental installment loans to fund the pre-operation and renovation costs going forward which will help the Group’s liquidity situation. The balance of capital lease and other financing arrangement payable increased from RMB55,022 as of September 30, 2018 to RMB376,207 as of September 30, 2019, respectively. The balance of rental installment loans has decreased from RMB1,108,097 as of September 30, 2018 to RMB756,749 as of September 30, 2019, respectively;

•
As of January 31, 2020, the Group had unused facilities of approximately RMB1,450,000, of which RMB450,000 is contractually restricted for the payment for renovation expenditure and daily operations, and RMB550,000 for supply chain funding. Based on the Group’s historical experience, renovation and supply chain funding requests will be approved in the normal course of business provided that the Group submits the required supporting documentation and the amount is within the credit limit granted; and

•
In February 2020, a principal shareholder of the Company, has committed to provide necessary financial support in the form of debt and/or equity to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months;

Based on the above factors, management believes that adequate sources of liquidity exist to fund the Group’s working capital and capital expenditures requirements, and to meet its other liabilities and commitments as they become due for at least twelve months from the issuance of these financial statements.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated variable interest entities. All intercompany transactions and balances are eliminated on consolidation.
To comply with the PRC law and regulations which restrict foreign ownership of companies that provide value-added telecommunication services in the PRC, Q&K Investment Consulting entered into VIE Agreements with Q&K
E-Commerce
and its respective shareholders through which the Company became the primary beneficiary of Q&K
E-Commerce
and its subsidiaries.

The following is a summary of the key VIE Agreements:

Shareholder Voting Proxy Agreement
Q&K Investment Consulting, Q&K
E-Commerce
and the shareholders of Q&K
E-Commerce
entered into a shareholder voting proxy agreement on April 21, 2015. Pursuant to the voting proxy agreement, each shareholder of Q&K
E-Commerce
irrevocably authorizes any person(s) designated by Q&K Investment Consulting to act as his or her attorney-in-fact to
exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interest in Q&K
E-Commerce,
such as the right to appoint or remove directors, supervisors and officers, as well as the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The shareholder voting proxy agreement will remain in force unless Q&K Investment Consulting gives out any instruction in writing or otherwise.
Spousal Consent Letters
The spouse of one shareholder of the VIE who holds 10.47% equity interest in Q&K
E-Commerce
signed a spousal consent letter on April 14, 2015. Under the spousal consent letter, the signing spouse unconditionally and irrevocably agreed, respectively, that she was aware of the disposal of Q&K
E-Commerce
shares held by the shareholder in the abovementioned exclusive option agreement, equity pledge agreement, shareholder voting proxy agreement and power of attorney. The signing spouse confirmed not having any interest in the Q&K
E-Commerce
shares and committed not to impose any adverse assertions upon those shares. The signing spouse further confirmed that her consent and approval are not needed for any amendment or termination of the abovementioned agreements and committed that she shall take all necessary measures needed for the performance of those agreements.
Exclusive Technology Service Agreement
Q&K Investment Consulting and Q&K
E-Commerce
entered into an exclusive technology service agreement on April 21, 2015. Pursuant to this agreement, Q&K Investment Consulting or its designated party has the exclusive right to provide Q&K
E-Commerce
with consulting, software and technology services. Without Q&K Investment Consulting’s prior written consent, Q&K
E-Commerce
shall not accept any technical support and services covered by this agreement from any third party. Q&K
E-Commerce
agrees to pay service fees equivalent to no less than 100% of its annual net profit. Q&K
E-Commerce
also agrees to pay service fees for any specific technology service and consultation service rendered by Q&K Investment Consulting at Q&K
E-Commerce’s
request from time to time. Q&K Investment Consulting owns the intellectual property rights arising out of the provisions of services under this agreement. Unless terminated mutually, this agreement will remain effective for twenty years. This agreement will be automatically renewed for another ten years, unless there is any written objection rendered third days prior to its expiry.
Exclusive Option Agreement
Q&K Investment Consulting, Q&K
E-Commerce
and the shareholders of Q&K
E-Commerce
entered into an exclusive option agreement in 2015. Pursuant to the exclusive option agreement, Q&K
E-Commerce
and its shareholders have irrevocably granted Q&K Investment Consulting or any third party designated by Q&K Investment Consulting an exclusive option to purchase all or part of their respective equity interests in Q&K
E-Commerce.
The purchase price shall be the lower of (i) the amount that the shareholders contributed to Q&K
E-Commerce
as registered capital for the equity interests to be purchased, or (ii) the lowest price permitted by applicable PRC law. The shareholders of Q&K
E-Commerce
irrevocably agree that if such price is lower than what is allowed by PRC law, the purchase price should be equal to the lowest price allowed by PRC law.
Q&K E-Commerce
or its shareholders will repay Q&K Investment Consulting or any third party designated by Q&K Investment Consulting the purchase price within ten business days after Q&K
E-Commerce
or its shareholders receives such purchase price. In addition, Q&K
E-Commerce
granted Q&K Investment Consulting an exclusive option to purchase, or have its designated entity or person, to purchase, at its discretion, to the extent permitted under PRC law, all or part of Q&K
E-Commerce’s
assets at the net book value of the transferred assets, or the lowest price permitted by applicable PRC law if the latter is higher than the relevant net book value.
Q&K Investment Consulting may transfer any of its rights or obligations under this agreement to a third party after notifying Q&K
E-Commerce
and its shareholders. Without Q&K Investment Consulting’s prior written consent, the shareholders of Q&K
E-Commerce
shall not, among other things, amend its articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on its assets, business or revenue outside the ordinary course of business, enter into any material contract, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on its business. The shareholders of Q&K
E-Commerce
also undertake that they will not transfer, pledge, or otherwise dispose of their equity interests in Q&K
E-Commerce
to any third party or create or allow any encumbrance on their equity interests. This agreement will remain effective until Q&K Investment Consulting or any third party designated by Q&K Investment Consulting has acquired all equity interest of
Q&K E-Commerce
from its shareholders.

Equity Pledge Agreement
Q&K Investment Consulting, Q&K
E-Commerce
and the shareholders of Q&K
E-Commerce
entered into an equity pledge agreement on April 21, 2015. Pursuant to the equity pledge agreement, each shareholder of Q&K
E-Commerce
has pledged all of its equity interest in Q&K
E-Commerce
to Q&K Investment Consulting to guarantee the performance by such shareholder and Q&K
E-Commerce
of their respective obligations under the exclusive technology service agreement, shareholder voting proxy agreements, and exclusive option agreement as well as their respective liabilities arising from any breach. If Q&K
E-Commerce
or any of its shareholders breaches any obligations under these agreements, Q&K Investment Consulting, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the shareholders of Q&K
E-Commerce
agrees that before its obligations under the contractual arrangements are discharged, he or she will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, or take any action which may result in any change of the pledged equity that may have material adverse effects on the pledgee’s rights under this agreement without the prior written consent of Q&K Investment Consulting. The equity pledge agreement will remain effective until Q&K
E-Commerce
and its shareholders discharge all their obligations under the contractual arrangements. The Company has completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with PRC Property Rights Law on April 30, 2015.
The Group believes that the contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIE;

•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIE;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIE may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries or VIE to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.
The imposition of any of these penalties may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial results of the VIE.
These contractual arrangements allow the Group to effectively control Q&K
E-commerce
and its subsidiaries, and to derive substantially all of the economic benefits from them. Accordingly, the Group treats Q&K
E-commerce
and its subsidiaries as VIE. Because the Group is the primary beneficiary, the Group has consolidated the financial results of the VIE.
The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September 30,
	2018	2019
	RMB	RMB	USD (Note 2)
ASSETS
Cash and cash equivalents	49,977	55,926	7,824
Restricted cash	15,000	91,015	12,733
Accounts receivable, net of allowance of nil as of September 30, 2018 and 2019	473	1,306	183
Amounts due from related parties	22,503	5,587	782
Prepaid rent and deposit	169,021	127,096	17,781
Advances to suppliers	13,514	64,028	8,958
Other current assets	113,835	146,316	20,470
Property and equipment, net	1,273,871	1,170,446	163,751
Intangible assets, net	1,073	1,240	173
Land use rights	11,021	10,734	1,502
Other assets	207	—	—
Total assets	1,670,495	1,673,694	234,157
Liabilities
Accounts payable	430,963	277,103	38,768
Amounts due to related parties	32,179	3,121	437
Deferred revenue	61,051	78,540	10,988
Short-term debt	132,048	319,103	44,644
Rental installment loans	1,108,097	756,749	105,873
Deposits from tenants	113,325	163,203	22,833
Accrued expenses and other current liabilities	87,468	93,908	13,138
Long-term debt	165,479	428,345	59,928
Long-term deferred rent	341,303	387,739	54,247
Total liabilities	2,471,913	2,507,811	350,856

	For the years ended September 30
	2017	2018	2019
	RMB	RMB	RMB	USD (Note 2)
Net revenues	522,737	889,937	1,233,770	172,611
Net loss	(66,857)	(251,555)	(177,738)	(24,866)

	For the years ended September 30
	2017	2018	2019
	RMB	RMB	RMB	USD (Note 2)
Net cash (used in) provided by operating activities	(23,963)	10,964	393,847	55,101
Net cash used in investing activities	(285,518)	(515,360)	(351,450)	(49,170)
Net cash provided by financing activities	421,275	411,219	39,567	5,536
The consolidated VIEs contributed 100% of the Group’s consolidated revenues for the years ended September 30,
2017,
2018 and 2019. As of September 30, 2018 and 2019, the consolidated VIEs accounted for an aggregate of 94% and 93%, respectively, of the Group’s consolidated total assets, and 97% and 96%, respectively, of the Group’s consolidated total liabilities.
There are no consolidated assets of the VIE that are collateral for the obligations of the VIE and their subsidiaries and can only be used to settle the obligations of the VIE and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE.

The Group believes that there are no assets held in the VIE that can be used only to settle obligations of the VIE, except for registered capital and the PRC statutory reserves. As the VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 11 for disclosure of restricted net assets.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment, valuation allowance of deferred tax assets, share-based compensation, contingent earn-out
liabilities, convertible redeemable preferred shares and Series A non-redeemable
preferred shares.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash
Restricted cash
Restricted cash mainly represents the Group’s deposits to the bank as a form of security with respect to the
Group
’
s debt and
tenants’ repayment of rental installment loans. The cash held as deposits in the bank are not available to fund the general liquidity needs of the Group.

Accounts receivable, net of allowance
Accounts receivable, net of allowance
Accounts receivable mainly consist of rental receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the credit risk of specific customers.

Property and equipment, net
Property and equipment, net
Property and equipment, net are stated at cost less accumulated depreciation and impairment losses. The renovations and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	45 years
Furniture, fixtures and equipment	5 - 8 years
Motor vehicles	8 years
Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive loss as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Capitalization of interest
Capitalization of interest
Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Total interest expenses incurred were RMB92,836 and RMB113,917 for the years ended September 30, 2018 and 2019, respectively, out of which the capitalized amount were RMB13,078 and RMB19,542, respectively.

Intangible assets, net
Intangible assets, net
Intangible assets consist primarily of purchased software and are amortized using the straight-line method over their expected useful lives. Total amortization expense to be recorded in the next five years are RMB260, RMB178, RMB178
,
RMB178
and RMB108, respectively.

Land use rights
Land use rights
Land use rights, which are all located in the PRC, are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificates, which is between 30 to 50 years. Amortization expense of land use rights for the years ended September 30,
2017,
2018 and 2019 amounted to
R
MB143,
RMB286 and RMB286, respectively.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.
The Group performed an impairment test of its long-lived assets associated with certain apartments due to the continued underperformance relative to the projected operating results, and recognized an impairment loss of
RMB22,750,
RMB50,614 and RMB46,213 during the years ended September 30,
2017,
2018 and 2019, respectively. See Note 4.

Capital lease and other financing arrangement
Capital lease and other financing arrangement
Leases of leasehold improvements or furniture, fixtures and equipment that transfer to the Group substantially all of the risks and rewards of ownership by the end of the lease term are classified as capital leases. The leased assets and liability are measured initially at an amount equal to the lower of their fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.
Minimum lease payments made under capital leases are apportioned between the finance expense and the reduction of the outstanding lease liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the lease liability.
The Company started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Company for costs incurred for the renovation. The Company then makes payments to the rental service company in installments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Company. The Company accounts for this arrangement with the rental service company as a capital lease.
As of September 30, 2019, the Company has RMB94,287 capital lease. The leasehold improvements or furniture, fixtures and equipment used in apartments obtained under such capital lease arrangements are with aggregate initial value of RMB113,608 and carrying value of RMB74,128 as of September 30, 2019.
Under the same arrangement above, the Company also sells leasehold improvements and furniture, fixtures and equipment of certain existing apartments to the rental service company at carrying value and simultaneously leases them back. Such transaction fails sales and lease-back accounting and is accounted for as a financing arrangement. The proceeds received from the rental service company are reported as other financing arrangement payable. As of September 30, 2019, the Company has RMB307,845 other financing arrangement payable. The underlying leasehold improvements and furniture, fixtures and equipment are with aggregate initial value of RMB351,113 and carrying value of RMB267,374 as of September 30, 2019 , respectively. See Note
5
.

Contingent earn-out liabilities
Contingent
earn-out
liabilities
The Group records contingent
earn-out
liabilities related to the EBITDA feature of Series C and Series
C-1
convertible redeemable preferred shares at fair value. The Group measures the fair value of the contingent earn-out
liabilities and records increases or decreases in its fair value as an adjustment to accumulated deficit. As of September 30, 2018 and 2019, the balance of contingent earn-out
liabilities were RMB83,872

and RMB
97,417
, respectively. See Note 7.

Lease accounting with tenants
Lease accounting with tenants
The Group sources apartments from landlords and converts them into standardized furnished rooms to lease to tenants seeking affordance residences in China. Revenues are primarily derived from the lease payments from its tenants and are recorded net of tax.
The Group typically enters into
26-month
leases with its tenants, a majority of which have a
lock-in
period of 12 months or
longer
. The
lock-in
period represents the term during which termination will result in the forfeiture of deposit, which is typically 1 or 2 months’ rent. The Group determines that the lock-in
period is the lease term under ASC 840. Upon termination of leases, the Group returns unused portions of any prepaid rentals to the tenant within a prescribed period of time. Deposit can only be returned for termination after lock-in
period. Monthly rent is fixed throughout the lease term and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.
The cost amount for leasehold improvements and furniture, fixtures and equipment used in apartments were RMB1,308,310 and RMB542,855, respectively, the accumulated depreciation was RMB378,965 and RMB156,208, respectively and the impairment losses was RMB146,935 and RMB61,395, respectively as of September 30, 2019. Future rentals from outstanding leases that are within the lock-in
period as of September 30, 2019 is RMB650,056.

Rental incentives
Tenants who prepay rent are entitled to rental discounts. Tenants who prepay rent of at least the first six months of the lease term can enjoy a 5% rental discount, and tenants who prepay at least the first twelve months of lease term rental can enjoy a 10% rental discount (subject to a RMB200 limit per month). Such incentives are only applicable during the lock-in
period. The Group considers the rental discounts as a lease incentive and records it as a reduction in revenue on a straight line basis over the lease term. The Group recorded RMB61,227
,
RMB61,317
and RMB72,367

of rental incentives for the years ended September 30,
2017
,
2018 and 2019, respectively.
Rental installment loan arrangement
In order to encourage tenants to make advance payments, the Group cooperates with various financial institution partners to facilitate rental installment loans for its tenants, who apply for rental installment loans directly with these financial institutions. The financial institutions approve or decline the rental installment loans based on the tenants credit profile, and approval of the rental installment loans are not guaranteed to the tenants at lease inception. If the loans are approved by the financial institution partners, the proceeds, which represent the total rental payments for the period covered under the lease agreement, are remitted to the Group by way of the tenant’s entrustment. The proceeds would then be applied to the tenants’ rental payments on monthly basis. The Group records the entire prepayment as rental installment loans. Tenants repay the loan principal in monthly installments directly to the financial institutions which equals to the monthly rental payment. The Group pays installment loan interests on behalf of the tenants and recognizes such payments as interest expense in the consolidated statements of comprehensive loss.
The Group also provides guarantee to these financial institutions with respect to the tenants’ repayment of the loans. In the event that the tenants default on the repayment or early terminate the lease agreements, the Group must return the remaining prepayments to the financial institutions within a prescribed period of time. Under the rental installment loan scheme, the Group has full control of the entire installment loan proceeds and the security deposits collected from the tenants at lease inception are usually sufficient to cover for the delinquent payments from default. As such, the Group determines that guarantee liability to be nil for the years ended September 30, 2018 and 2019.
Impact on cash flows
For rental installment loans received directly from financial institutions, the Group determines the substance of the arrangement as akin to a debt from its tenants, and as such, this portion was classified as a cash inflow from financing activities within the Group’s statements of cash flows. During the lease term, constructive receipts and disbursements are recognized on a monthly basis by recognizing the repayment of rental installment loans as a financing cash outflow and the receipt of monthly rental income as an operating cash inflow.
Rental prepayments received directly from tenants were recorded as deferred revenue in the consolidated balance sheets and classified as a cash inflow from operating activities.

Lease accounting with landlords
Lease accounting with landlords
The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Since all the benefits and risks incidental to ownership remains with the landlord, the Group determines that these arrangements are operating leases. The Group typically negotiates a rent free period of
90-120
days and locks in a fixed rent for the first
three
years and approximately 5% annual,
non-compounding
increase for the rest of the lease period. As such, typically all leases with landlords contain rent holidays and fixed escalations of rental payments during the lease term. The Group determines the lease term under ASC 840 to include the years that can be early terminated by the landlords. The Group records total lease expense on a straight-line basis over the lease term and the difference between the straight-line lease expense and cash payments under the lease is recorded as deferred rent on the consolidated balance sheets. As of September 30, 2018 and 2019, deferred rent of RMB17,301 and RMB28,415 were recorded in accrued expenses and other current liabilities and RMB341,303 and RMB387,739 were recorded as long-term deferred rent, respectively.
Rental expense to the landlords recorded in consolidated statements of comprehensive losses were
RMB426,801
,
RMB755,380 and RMB1,003,572 for the years ended September 30,
2017,
2018 and 2019, respectively.

Value-added services and others
Value-added services and others
Value-added services and others primarily consists of fees received from the tenants from the Group’s provision of internet connection and utility services as part of the lease agreement. The service fees are fixed in the agreements and recognized on a monthly basis during the period of the lease term. The service fee are recognized on a gross basis as the Group has latitude in determining prices and bears inventory risks.

Pre-operation expenses
Pre-operation
expenses
The Group expenses certain costs incurred in connection with apartment pre-operation
activities, mainly including rental expenses and sourcing staff costs incurred before an apartment is ready for lease.

Selling and marketing expenses
Selling and marketing expenses
Sales and marketing expenses consist primarily of online and offline marketing expenses, promotion expenses, staff costs of sales personnel and other related incidental expenses that are incurred indirectly to attract or retain tenants for the Group. Advertising expenses incurred were
RMB8,826
,
RMB35,270 and RMB39,583 for the years end September 30,
2017,
2018 and 2019, respectively.

Research and development expenses
Research and development expenses
Research and development expenses include payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and big data analysis to support the Group’s business operations.

Employee benefit expenses
Employee benefit expenses
As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were
RMB4,989
,
RMB17,953 and RMB20,051 for the years ended September 30,
2017,
2018 and 2019, respectively.

PRC value-added taxes and related taxes
PRC value-added taxes and related taxes
The Group is subject to value-added taxes at the rate of 6%, 9% and 13%, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Income taxes
Income taxes
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.
Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.
Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.
In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. As of September 30, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Foreign currency translation
Foreign currency translation
The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, the United States and Hong Kong is the United States dollar (“US dollar”) and the functional currency of the Group’s PRC subsidiaries is RMB. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.
The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Convenience translation
Convenience translation
The Group’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheet, and the related consolidated statements of operations, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended September 30, 2019 are solely for the convenience of the readers and were calculated at the rate of USD1.
0
0
=RMB 7.1477, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on
September
 30, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2019, or at any other rate.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, account receivables and amounts due from related parties.
All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. The Group conducts credit evaluations on its tenants and generally require deposits as collateral. The Group periodically evaluates the creditworthiness of the existing tenants in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value
Fair value
The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, amounts due to related parties, short-term debt, rental installment loans, deposits from tenants, other current liabilities, long-term debt and contingent earn-out
liabilities

The following table summarizes the fair value of the Group’s financial assets and liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2018 and 2019:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year RMB
2018	Contingent earn-out	83,872			83,872	6,164
2019	liabilitie s	97,417			97,417	42,404
The Group determines the fair value with the help from third party professional valuation specialists, and the assumptions used in estimating fair value require significant judgment. The use of different assumptions and judgments could result in a materially different estimate of fair value. Key inputs in determining the fair value of the contingent earn-out
liabilities include assumptions such as operating income, operating cost, number of new apartments acquired, probabilities of qualified IPO, etc., and changes in these assumptions would affect the number and value of future additional shares to be issued. Contingent earn-out
liabilities are classified in Level 3 of the valuation hierarchy. See Note 7.
The following table presents the Group’s assets measured at fair value on a non-recurring
basis for the years ended September 30,
2017,
2018 and 2019:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value for Years Ended September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year RMB
2017		105,689			105,689	22,750
2018	Property and equipmen t	103,399			103,399	50,614
2019		124,993			124,993	46,213
Fair value of the property and equipment impairment testing was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its property and equipment are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were

2%

and
11% for the years ended September 30,
2017,
2018
,
and
4% and 10% fo
r the year ended September 30,
2019, respectively.
As a result of reduced expectations of future cash flows from certain leased apartments, the Group determined that the property and equipment was not fully recoverable and consequently recorded an impairment charge of
RMB22,750,
RMB50,614 and RMB46,213 for the years ended September 30,
2017,
2018 and 2019, respectively.
The financial instruments
primarily
including cash and cash equivalents, restricted cash, account receivables, amounts due from related parties, account payables, amounts due to related parties, short-term debt, rental installment loans, deposits from tenants, other liabilities, are carried at cost which approximates their fair value due to the short-term nature of these instruments. The long-term debt approximates their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

Share-based compensation
Share-based compensation
The Group recognizes share-based compensation in the consolidated statements of comprehensive loss based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the completion of initial public offering (“IPO”) and has a continued employment provision for a period of time following the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, research and development expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended September 30,
2017,
2018 and 2019, the Group recognized share-based compensation expenses of
RMB775,
RMB2,252 and RMB8,173, respectively, in general and administrative expenses.

Losses per share
Losses per share
Basic loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.
The Group’s preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted
basis. Accordingly, the Group uses the
two-class
method of computing earnings per share. For the years ended September 30,
2017,
2018 and 2019,
two-class
method was not applicable as the Group had a net loss while the preferred shares do not have contractual obligations to share in the losses of the Group.
Diluted loss per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had convertible redeemable and non-redeemable
preferred shares and share options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted loss per share, the effect of the convertible redeemable and non-redeemable
preferred shares and share options is computed using the
two-class
method or the
as-if
converted method, whichever is more dilutive.

Segment reporting
Segment reporting
The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.
The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Recent accounting pronouncements
Recent accounting pronouncements
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASU
2014-09,
Revenue from Contracts with Customers (Topic

606) which supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) Topic

605, Revenue Recognition. The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer. The new disclosure requirements will provide information about the nature, amount, timing and uncertainty of revenue and cash flows from revenue contracts with customers. The guidance is effective for annual and interim reporting periods beginning after December 15, 2017.
The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The Group as an emerging growth company (“EGC”) has elected to adopt the new revenue standard as of the effective date applicable to nonissuers and will implement the new revenue standard for the year ending September 30, 2020 using the modified retrospective method. The Group does not expect the adoption will have significant effects on the Group’s revenue recognition practices, financial positions, results of operations or cash flows.

In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use
assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including final periods within those fiscal years. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU
No. 2018-10
Codification Improvements to Topic 842, Leases and ASU
No. 2018-11,
Leases (Topic 842), Targeted Improvements. ASU
No. 2018-10
affects narrow aspects of the guidance issued in the amendments in Update
2016-02
and ASU
No. 2018-11
allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead, companies will recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. ASU
2019-10
amends the effective dates for ASU
2016-02.
The Group is an EGC and expects to adopt ASU 2016-02 utilizing the optional transition approach allowed under ASU 2018-11 and apply the package of practical expedients beginning October 1, 2021. The Group expects material changes to its consolidated balance sheet to recognize right-of-use lease assets and related lease liabilities for operating leases. The Group does not believe the standard will materially affect the consolidated statements of income or consolidated statements of cash flows.
In June 2016, the FASB issued ASU
2016-13, Credit
Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach).
ASU 2019-10 amends the effective dates for ASU 2016-13.

The Group is an EGC and has elected to adopt the new standard as of the effective date applicable to nonissuers and will implement the new standard on October 1, 2023. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.
In August 2018, the FASB released ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU
2018-13
modifies the disclosure requirements on fair value measurements. The provisions of ASU
2018-13
are to be applied using a prospective or retrospective approach, depending on the amendment, and are effective for interim periods and fiscal years beginning after October 1, 2020, with early adoption permitted. The Group is in the process of
 evaluating the impact of adopting ASU
2018-13.